SUBSEQUENT EVENTS (Details Narrative) - USD ($)																			6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 06, 2025	Jul. 29, 2025	Jul. 10, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Apr. 17, 2025	Feb. 19, 2025	Feb. 13, 2025	Jan. 31, 2025	Jan. 23, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 08, 2023	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 10, 2025	Feb. 28, 2025	Mar. 11, 2024
Convertible notes payable																								$ 100,000,000
Common stock, shares issued													140,227,818						149,264,925			140,227,818
Interest rate																			10.00%
Conversion price																			$ 10
Interest payable													$ 8,550,804						$ 14,494,090			$ 8,550,804
Proceeds from bank debt																			$ 1,950,000	$ 500,000
Business combination acquisition related costs				$ 6,923,808
Common stock, par value													$ 0.0001						$ 0.0001			$ 0.0001
Business combination, transaction costs				$ 17,011,496
Randy Soule [Member]
Equity method investment ownership percentage																			100.00%
XCF Global Capital Inc [Member]
Convertible notes payable													$ 5,948,000									$ 5,948,000
Common stock, shares issued													74,999,777								62,329,743	74,999,777
Conversion of convertible securities,value		$ 6,000,000														$ 556,401					$ 1,077,444	$ 5,503,633
Interest rate																						10.00%
Common shares issued in the settlement of convertible debt, shares													625,000	2,725,000	2,500,000	5,000,000
Proceeds from convertible debt																					152,383	$ 2,943,599
Common shares issued for the asset acquisition, shares								88,126,200			18,730,000
Stock issued during period value acquisitions											$ 187,300,000										$ 9,947,828
Business acquisition description of acquired entity								At closing, the aggregate purchase price of $1.1 billion was reduced by $118,738,000, which represented principal and interest on New Rise’s outstanding debt obligations to a financial institution and two notes payable to XCF.			At closing, the aggregate purchase price of $200,000,000 was reduced by $12,700,000, which represented XCF’s five times liquidation preference for its preferred membership units.
Stock issued during period shares acquisitions											15,036,170
Stock issued during period shares acquisitions											3,693,830
Total shares reserved								4,406,310
Business combination acquisition related costs					$ 126,700,000			$ 118,700,000
Business combination, number of shares issued					87,331,951
Number of equity shares issued					82,965,353
Business combination, number of shares issued					4,366,598												20,000,000	7,700,000
Common stock, par value													$ 0.001								$ 0.001	$ 0.001
Pre-money equity value																									$ 1,750,000,000
Business acquisition share price																									$ 10.00
XCF Global Capital Inc [Member] | Helena [Member]
Debt instrument face amount					$ 2,000,000
Convertible notes payable					$ 400,000
Common shares issued in the settlement of convertible debt, shares					2,840,000
Debt instrument description					(i) the date that is three months from Helena’s disbursement of the loan evidenced by the Helena Note, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by NewCo or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena, representing the expected number of shares of XCF common stock that will be equal to 2,000,000 shares of NewCo Class A Common Stock (the “Advanced Shares”) as of the closing of the business combination. Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from NewCo and (ii) aggregate net proceeds from the sale of Advanced Shares, NewCo’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If the Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from NewCo, NewCo shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
XCF Global Capital Inc [Member] | Randy Soule [Member]
Equity method investment ownership percentage					100.00%
Convertible Promissory Note [Member] | XCF Global Capital Inc [Member]
Debt instrument face amount																		$ 23,000,000
Narrow Road Capital Ltd [Member]
Debt instrument face amount						$ 700,000
Proceeds from convertible debt						$ 140,000
Debt conversion description						(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Narrow Road Capital Ltd [Member] | XCF Global Capital Inc [Member]
Proceeds from convertible debt						$ 700,000
Net proceeds from convertible debt						$ 140,000
Debt conversion description						(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 280,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Narrow Road elected the right to receive the remaining outstanding 279,500 shares associated with the note which were convertible into 191,813 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
GL Part SP VI LLC One [Member] | XCF Global Capital Inc [Member]
Conversion of convertible securities,value												$ 200,000
Interest rate												10.00%
Conversion price												$ 0.40
Common shares issued in the settlement of convertible debt, shares												500,000
GL Part SP VI LLC Two [Member] | XCF Global Capital Inc [Member]
Conversion of convertible securities,value												$ 138,333
Interest rate												10.00%
Conversion price												$ 0.40
Common shares issued in the settlement of convertible debt, shares												345,833
SKYMD LLC [Member] | XCF Global Capital Inc [Member]
Conversion of convertible securities,value												$ 138,333
Interest rate												10.00%
Conversion price												$ 0.40
Common shares issued in the settlement of convertible debt, shares												345,833
Focus Impact Partners LLC [Member] | XCF Global Capital Inc [Member]
Conversion of convertible securities,value												$ 150,000
Interest rate												10.00%
Conversion price												$ 0.40
Common shares issued in the settlement of convertible debt, shares												375,000
Innovativ Media Group Inc [Member] | XCF Global Capital Inc [Member]
Conversion of convertible securities,value										$ 500,000
Common shares issued in the settlement of convertible debt, shares										250,000
Interest payable										$ 100,000
Debt instrument description							(i) 10 business days from the date of XCF entering into a Qualified Financing Event and receiving proceeds therefrom, unless extended in writing by mutual consent of XCF and Innovativ, or (ii) an event of default (as specified in the Amended Innovativ Promissory Note), if such note is then declared due and payable in writing by Innovativ.
Line of credit							$ 15,000,000
Proceeds from bank debt							$ 3,000,000
Long term debt percentage bearing fixed interest rate							12.00%
Interest expense long term debt							$ 60,000
GL Part SP VI LLC [Member] | XCF Global Capital Inc [Member]
Debt instrument description							(i) 10 business days from the date of XCF entering into a Qualified Financing Event, unless extended in writing by mutual consent of XCF and GL or (ii) an event of default (as specified in the promissory note).
Proceeds from convertible debt							$ 2,500,000		$ 1,200,000
Net proceeds from convertible debt							$ 300,000		1,000,000
Unsecured debt									$ 240,000
Common shares issued for the asset acquisition, shares							5,000,000		200,000
Gregory Segars Cribb [Member]
Debt instrument face amount						$ 250,000
Proceeds from convertible debt						$ 50,000
Debt conversion description						(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Gregory Segars Cribb [Member] | XCF Global Capital Inc [Member]
Proceeds from convertible debt						$ 250,000
Net proceeds from convertible debt						$ 50,000
Debt conversion description						(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 100,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Gregory Segars Cribb elected the right to receive the remaining outstanding 99,500 shares associated with the note were convertible into 68,214 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Focus Impact BH Three Acquisition [Member] | XCF Global Capital Inc [Member]
Common shares issued for the asset acquisition, shares		750,000
Stock issued during period value acquisitions		$ 7,500,000
RESC Renewables [Member] | XCF Global Capital Inc [Member]
Debt instrument face amount					$ 100,000,000
Encore DEC LLC [Member] | XCF Global Capital Inc [Member]
Debt instrument face amount					$ 51,746,680
Common Class A [Member]
Total shares reserved																			29,349,264
Common stock, par value																			$ 0.0001
Common Class A [Member] | XCF Global Capital Inc [Member]
Payments for fees		200,000
Common stock, par value																									0.0001
Common Class B [Member] | XCF Global Capital Inc [Member]
Common stock, par value																									$ 0.0001
ELOC Agreement [Member] | XCF Global Capital Inc [Member]
Business combination, number of shares issued					500,000
Business combination, number of shares issued					740,000
Business combination, transaction costs					$ 50,000,000
Subsequent Event [Member]
Applicable penality fee	$ 130,671,882
Subsequent Event [Member] | Narrow Road Capital Ltd [Member]
Shares outstanding																							191,798
Subsequent Event [Member] | Gregory Segars CRIB [Member]
Shares outstanding																							68,279
Subsequent Event [Member] | Common Class A [Member] | Gregory Segars CRIB [Member]
Common stock, shares issued																							480,000
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member]
Debt instrument face amount		$ 7,500,000
Shares issued		750,000
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | Common Class A [Member]
Shares issued		200,000
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | Common Class A [Member] | Convertible Promissory Note [Member]
Convertible notes payable		$ 6,000,000
XCF and Helena [Member] | Subsequent Event [Member]
Cash payment			$ 2,249,771
Focus Impact Partners [Member]
Other commitments description								Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025)
Focus Impact Partners [Member] | XCF Global Capital Inc [Member]
Other commitments description								Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to March 31, 2025 (pro-rated from February 19, 2025, through and including March 31, 2025).
New XCF and Helena [Member] | XCF Global Capital Inc [Member]
Cash payment			$ 2,249,771